Employee deferred compensation (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	1,731	1,814
Total shares delivered (million)
Total shares delivered (in shares)	29.2
2011 Partner Asset Facility (PAF2)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	513	0
Adjustable Performance Plan awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	203	677
Restricted Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	86	148
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	61	73
Other Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	166	208
Share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	411	418
Performance share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	197	0
Scaled Incentive Share Unit (SISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	61	209
Incentive Share Unit (ISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	33	81